Other current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other current liabilities
Payroll-related liabilities	€ 14,188	€ 12,786	€ 15,192
Non-income tax payables	1,454	1,139	2,016
Accrued charges	956	927	1,718
Advances received	672	289	795
Cash settled share-based payment plan	0	0	9
Other current liabilities	1,133	562	227
Total	€ 18,403	€ 15,703	€ 19,957